Summary of Significant Accounting Policies (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 09, 2021	Apr. 18, 2020	Apr. 28, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Net loss				$ (3,037,517)	$ (1,013,294)
Cash used in operations				(1,156,996)	(794,324)
Accumulated deficit				(5,762,321)	(2,655,804)
Gross proceeds issued		$ 75,644	$ 2,399,500
Subscription receivable		$ 2,000
Share price		$ 0.01	$ 0.08
Number of shares issued		7,764,366	29,993,750
Placement agent and other offering expenses			$ 361,410
Federal deposit insurance corporation				250,000
Securities investor protection corporation				250,000
FDIC cash limits				880,000
Prepaid expenses and other current assets				241,091	16,333
Inventory write-down				137,947	0
Equity investments cost				$ 200	9,394
Intangible assets amortization period				1 year
Impairment loss				$ 0	29,440
Research and development cost				$ 26,250	$ 0
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Gross proceeds issued	$ 4,276,000
Aggregate shares	4,276
Warrants to purchase shares	14,253,323